UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10423

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:  9/30

Date of reporting period: 9/30/04

FORM N-CSR

ITEM 1	REPORTS TO STOCKHOLDERS.

SELIGMAN MUNICIPAL SERIES TRUST
Annual Report September 30, 2004

Seligman Municipal Series Trust California High-Yield Series California Quality Series Florida Series North Carolina Series

Annual Report September 30, 2004 Seeking Income Exempt From Regular Income Tax

Seligman 140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1
Interview With Your Portfolio Managers	2
Performance Overview and Portfolio Summary	5
Understanding and Comparing Your Series’ Expenses	11
Portfolios of Investments	13
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	25
Financial Highlights	34
Report of Independent Registered Public Accounting Firm	46
Trustees and Officers of the Trust	47
For More Information	back cover

To The Shareholders

We are pleased to present the annual report for Seligman Municipal Series Trust, covering the fiscal year ended September 30, 2004. This report contains a discussion with your Portfolio Managers, as well as the Series’ investment results and audited financial statements, including their portfolios of investments.

We appreciate your confidence in Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

November 12, 2004

1

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q:	What market conditions and events materially affected the performance of the Series in Seligman Municipal Series Trust during the fiscal year ended September 30, 2004?

A:
By the start of Seligman Municipal Series Trust’s current fiscal year on October 1, 2003, the US economy was experiencing a meaningful acceleration in economic activity, a corollary of significant monetary and fiscal stimulus. While the improvement in the pace of growth was encouraging, there was still concern that the number of new jobs being created was insufficient to support the level of consumer spending necessary to sustain the expansion. Long-term municipal yields continued to trend lower until the release of the March and April 2004 employment reports, which suggested a significant improvement in job creation. Yields then spiked sharply higher, only to reverse direction during June in response to the Federal Reserve Board’s decision to lessen the degree of monetary accommodation by raising the federal funds rate for the first time since May 2000. By the third quarter of 2004, the economy appeared to have hit what the Federal Reserve Board characterized as a “soft patch.” Consumer spending eased and job creation failed to maintain levels deemed necessary to support robust economic growth. The revised outlook for the economy helped to temper inflation concerns and fueled a continuation of the bond market rally. On September 30th, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, were approximately one-quarter percentage point lower than yields at the start of the period.

In the first nine months of 2004, municipal new issue supply fell by 8.8% compared with the same period last year. Improving state and local finances have reduced the need for new money issuance and contributed to the decline in supply. Refunding volume has also contracted from 2002 and 2003 levels. Over the past several years, the attractive interest rate environment made it advantageous for many municipal issuers to refund their outstanding, higher-cost debt. Interest rate levels this year were not low enough to spur a significant wave of new refundings. The reduction in total new issue supply during 2004 has helped to stabilize the municipal bond market during periods of volatility.

Among individual states, supply varied widely with issuance concentrated among just a few states. The top five states represented 43%, and the top 10 states almost 60%, of all bonds issued year-to-date. Florida and North Carolina experienced reductions in issuance that were greater than the overall percentage decline. The occasional shortage of suitable municipal bonds within certain states has presented challenges to the management of our state-specific Series.

The majority of states and municipalities have made significant progress in restoring fiscal balance. Credit rating upgrades have been exceeding downgrades for several quarters, a trend that is expected to continue. Nevertheless, challenges remain, particularly in those states that have failed to adequately address structural imbalances. Medicaid costs are rising at double-digit rates, straining scarce resources and, in some cases, resulting in service cuts. Underfunded pensions are another growing problem given that stock market returns have failed to meet projections over the past several years. Federal mandates, too, have been difficult to fund because the federal government, in many instances, has not provided adequate support for these projects.

2

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q:	What investment strategies or techniques materially affected the Series’ performance during the period?

A:
Throughout the past fiscal year, we had been anticipating a modest increase in long-term municipal yields and a flattening of the yield curve (i.e., the difference in yields between long-term and short-term bonds would lessen), led by short-term bonds. Given our interest rate outlook, our objective has been to lessen the negative impact of an expected rise in municipal yields on the Series’ net asset values. In order to achieve our goal, our investment approach has been more defensive than typical. Specific strategies implemented included the following: (1) The acquisition of higher quality bonds due to narrow credit quality spreads. It has been our opinion that prevailing yield spreads between higher- and lower-quality bonds do not adequately compensate investors for the increased credit risk of the lower-quality bonds. Over the past year, however, lower quality bonds outperformed higher quality bonds by a wide margin; (2) Reduction of exposure to longer duration bonds (i.e., those bonds that will mature further into the future). The longer the duration of a bond, the more sensitive it is to changes in interest rates; (3) Concentration of new purchases in the 20-year maturity range. The municipal yield curve between 20-year and longer maturities has been relatively flat (meaning there is little difference between the yield on 20-year bonds and those that mature after 20 years), enabling us to shorten duration while giving up only a modest amount of yield. During the Series’ fourth fiscal quarter, longer-term bonds outperformed shorter-term and intermediate-term bonds; (4) The purchase of premium coupon bonds rather than discount or par bonds due to their defensive quality. However, the recent bond market rally resulted in par and discount bonds outperforming premium bonds; and (5) Maintenance of higher-than-normal cash balances. The wide yield spread between tax-exempt money market yields and longer-term bonds resulted in a decline in portfolio investment income.

Performance was also impacted by an increase in bond call activity (i.e., bonds being repaid prior to maturity by their issuers). Historically-low interest rates resulted in an increase in the number of bond calls as issuers took advantage of the opportunity to reduce higher cost debt. Proceeds of called bonds were reinvested at today’s lower yields, reducing portfolio investment income.

Each Series continues to avoid airline bonds and tobacco securitization bonds in keeping with our conservative approach to managing the Series.

A Team Approach
Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust’s investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Michelle Lowery, and Debra McGuinness.

3

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

With respect to the individual state Series, the following material information should be noted: California’s economic recovery has lagged that of the nation but the state has made progress towards improving its finances over the past year. Moody’s Investors Service upgraded the rating on State of California general obligation debt to “A3” from “Baa1” and Standard & Poor’s upgraded the rating to “A” from “BBB”. The City of San Diego was downgraded several notches after it was disclosed that the city’s pension system was severely under-funded. California High-Yield and Quality Series have no exposure to San Diego general obligation debt. The State of Florida was struck by a number of powerful hurricanes this season. Cleanup and rebuilding costs are estimated to be significant, but we do not expect any of the Florida Series’ holdings to be downgraded as a direct result of losses due to hurricane damage.

Each Series (except California High-Yield Series) underperformed the Lehman Municipal Bond Index due primarily to the relatively shorter average weighted duration of the Series in comparison to the Index. This was due, in part, to the Series’ higher percentage of pre-refunded bonds, which have shorter duration, relative to the Lehman Index. Also, during the current reporting period, the duration of the Series was reduced in anticipation of a modest increase in long-term municipal yields. All else being equal, in a rising interest rate environment, shorter duration bonds will outperform longer duration bonds. Over the past 12 months, long-term municipal yields declined slightly, causing longer duration bonds to outperform shorter duration bonds. California High-Yield Series did not own any pre-refunded bonds as of September 30, 2004 and outperformed the Lehman Index.

On the positive side, a number of portfolio holdings were advance refunded during the past year, improving the overall credit quality of the portfolio. An advance refunding differs from a bond call in that the advance refunded bonds will not be retired until a future call date or until maturity. Until that time, principal and interest payments are secured by an escrow account, generally comprised of US government securities, making pre-refunded bonds safe and highly liquid.

Lastly, we do not own Tobacco Securitization Bonds due to credit concerns. Over the past 12 months, Tobacco Securitization Bonds boosted returns for the Industrial Development Bond sector of the Lehman Municipal Bond Index.

It should be noted that the Lehman Municipal Bond Index is an unmanaged index comprised of a wide range of investment-grade municipal bonds, and that its components may differ significantly from that of the Seligman Municipal Series Trust, particularly our state-specific Series. Further, the Lehman Index does not reflect fees or expenses.

__________
The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

4

Performance Overview and Portfolio Summary

This section of the Annual Report is intended to help you understand the performance of each Series of Seligman Municipal Series Trust and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this Annual Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their orginal cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain total returns current to the most recent month-end by calling (800) 221-2450 or by going to www.seligman.com.1 Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Series. Absent such waivers, returns and yields for those Series would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The chart for each Series compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (“Lehman Index”) for the 10-year period ended September 30, 2004. The performance of Class C shares of each Series, which commenced on a later date, and of Class A and Class D shares, for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The performance of Class C shares will differ from the performance shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

An investment in a Series is not insured by the Federal Deposit Insurance Corporation or any other government agency.

California High-Yield Series

__________
See footnotes on page 10.
(Continued on next page.)

5

Performance Overview and Portfolio Summary

California High-Yield Series (continued)

Investment Results

Total Returns
For Periods Ended September 30, 2004
		Average Annual
Class A	Six Months*	One Year	FiveYears	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(3.33)%	0.27%	5.26%	5.55%	n/a
Without Sales Charge	1.44	5.30	6.28	6.06	n/a
Class C
With Sales Charge and CDSC#	(1.05)	2.26	5.13	n/a	4.03%
Without Sales Charge and CDSC	0.98	4.35	5.33	n/a	4.24
Class D
With 1% CDSC	(0.02)	3.35	n/a	n/a	n/a
Without CDSC	0.98	4.35	5.33	5.10	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2004
	9/30/04	3/31/04	9/30/03	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$6.65	$6.69	$6.59	$0.272	$0.009	3.16%
Class C	6.66	6.70	6.60	0.213	0.009	2.40
Class D	6.66	6.70	6.60	0.213	0.009	2.43

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	91%	AAA	8%
General Obligation Bondsøø	9	AA	7
		A	62
Weighted Average Maturity	26.3 years	BBB	23

__________
See footnotes on page 10.

6

Performance Overview and Portfolio Summary
California Quality Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(3.58)%	(0.68)%	5.29%	5.73%	n/a
Without Sales Charge	1.29	4.23	6.32	6.25	n/a
Class C
With Sales Charge and CDSC#	(1.01)	1.42	5.19	n/a	4.05%
Without Sales Charge and CDSC	0.98	3.46	5.39	n/a	4.25
Class D
With 1% CDSC	(0.01)	2.46	n/a	n/a	n/a
Without CDSC	0.98	3.46	5.39	5.30	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95 ‡

Net Asset Value Per Share				Dividend Per Share and Yield Information For Periods Ended September 30, 2004
	9/30/04	3/31/04	9/30/03	Dividend†	SEC 30-Day Yield††
Class A	$6.89	$6.94	$6.88	$0.274	2.70%
Class C	6.87	6.91	6.85	0.213	1.92
Class D	6.87	6.91	6.85	0.213	1.94

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	82%	AAA	67%
General Obligation Bondsøø	18	AA	12
		A	21
Weighted Average Maturity	19.4 years

__________
See footnotes on page 10.

7

Performance Overview and Portfolio Summary
Florida Series

Investment Results

Total Returns
For Periods Ended September 30, 2004
		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(3.72)%	(1.61)%	5.35%	5.62%	n/a
Without Sales Charge	1.05	3.26	6.38	6.14	n/a
Class C
With Sales Charge and CDSC#	(1.18)	0.62	5.36	n/a	4.24%
Without Sales Charge and CDSC	0.79	2.61	5.59	n/a	4.44
Class D
With 1% CDSC	(0.20)	1.49	n/a	n/a	n/a
Without CDSC	0.79	2.48	5.59	5.36	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2004
	9/30/04	3/31/04	9/30/03	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$8.00	$8.08	$8.08	$0.321	$0.016	2.42%
Class C	8.02	8.09	8.09	0.260	0.016	1.77
Class D	8.02	8.10	8.10	0.260	0.016	1.79

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	67%	AAA	65%
General Obligation Bondsøø	33	AA	13
		A	22
Weighted Average Maturity	17.6 years

__________
See footnotes on page 10.

8

Performance Overview and Portfolio Summary
North Carolina Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(4.21)%	(2.11)%	4.83%	5.54%	n/a
Without Sales Charge	0.62	2.82	5.86	6.05	n/a
Class C
With Sales Charge and CDSC#	(1.71)	0.09	4.83	n/a	3.82%
Without Sales Charge and CDSC	0.25	2.06	5.05	n/a	4.01
Class D
With 1% CDSC	(0.74)	1.07	n/a	n/a	n/a
Without CDSC	0.25	2.06	5.05	5.25	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95 ‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2004
	9/30/04	3/31/04	9/30/03	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$8.05	$8.14	$8.14	$0.280	$0.034	2.10%
Class C	8.04	8.13	8.13	0.220	0.034	1.44
Class D	8.04	8.13	8.13	0.220	0.034	1.46

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	69%	AAA	39%
General Obligation Bondsøø	31	AA	40
		A	5
Weighted Average Maturity	15.3 years	BBB	16

__________
See footnotes on page 10.

9

Performance Overview and
Portfolio Summary
__________
[1]
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise acces- sible through Seligman’s website does not form a part of this report or the Trust’s prospectus.

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been uti- lized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Index is an unmanaged index that does not include any taxes, fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	The CDSC is 1% for periods of 18 months or less.
‡	From 5/28/99.
†	Represents per share amount paid or declared for the year ended September 30, 2004.
††
Current yield, representing the annualized yield for the 30-day period ended September 30, 2004, has been comput- ed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a por- tion of its management fee for the California High-Yield and Florida Series. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Series	3.06%	2.30%	2.33%
Florida Series	2.27	1.62	1.64

ø	Percentages based on current market values of long-term holdings at September 30, 2004.
øø	Includes pre-refunded and escrowed-to-maturity securities.

10

Understanding and Comparing
Your Series’ Expenses

As a shareholder of a Series of the Trust, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of April 1, 2004 and held for the entire six-month period ended September 30, 2004.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

11

Understanding and Comparing
Your Series’ Expenses  (continued)

			Actual		Hypothetical
	Beginning Account Value 4/1/04	Annualized Expense Ratio*	Ending Account Value 9/30/04	Expenses Paid During Period** 4/1/04 to 9/30/04	Ending Account Value 9/30/04	Expenses Paid During Period** 4/1/04 to 9/30/04
California High-Yield
Class A	$1,000.00	0.91%	$1,014.40	$4.58	$1,020.44	$4.60
Class C	1,000.00	1.81	1,009.80	9.09	1,015.94	9.12
Class D	1,000.00	1.81	1,009.80	9.09	1,015.94	9.12
California Quality
Class A	1,000.00	0.92	1,012.90	4.63	1,020.39	4.64
Class C	1,000.00	1.82	1,009.80	9.12	1,015.90	9.15
Class D	1,000.00	1.82	1,009.80	9.12	1,015.90	9.15
Florida
Class A	1,000.00	0.99	1,010.50	4.94	1,020.07	4.96
Class C	1,000.00	1.74	1,007.90	8.70	1,016.31	8.74
Class D	1,000.00	1.74	1,007.90	8.70	1,016.31	8.74
North Carolina
Class A	1,000.00	1.22	1,006.20	6.13	1,018.88	6.16
Class C	1,000.00	1.98	1,002.50	9.86	1,015.12	9.93
Class D	1,000.00	1.98	1,002.50	9.86	1,015.12	9.93
__________
*
Expenses of Class C and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class C and Class D shares. See the Trust's prospectus for a description of each share class and its expenses and sales charges. The Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High- Yield and Florida Series, respectively. Absent such waiver, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Series' annualized expense ratio based on actual expenses for the period April 1, 2004 to September 30, 2004, multiplied by the average account value over the period, multiplied by 183/366 (number of days in the period).

12

Portfolios of Investments
September 30, 2004

California High-Yield Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5 1/2% due 12/1/2018*	Aa2	$1,056,810
1,500,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.60% due 12/1/2028	Aaa	1,583,250
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,013,680
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6 1/4% due 12/1/2034	A3	3,218,730
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	A3	2,921,188
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5 3/8% due 2/1/2036*	Aa3	2,299,061
1,220,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	1,244,351
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5 1/4% due 10/1/2034	A-	2,505,325
2,500,000	California Statewide Communities Development Authority Rev., (Sutter Health), 5 5/8% due 8/15/2042	A1‡	2,594,100
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5 3/4% due 1/15/2040	Baa3	1,510,500
2,780,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,781,640
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	3,236,010
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5 1/2% due 12/1/2020	Baa1	3,114,060
2,000,000	San Francisco, CA City & County Public Utilities Commission Rev., 5% due 11/1/2026	A1	2,021,980
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5 1/4% due 7/1/2029	A2	2,039,680
Total Municipal Bonds (Cost $32,586,585) — 85.8%			34,140,365

(Continued on next page.)
__________
See footnotes on page 17.

13

Portfolios of Investments
September 30, 2004

California High-Yield Series (continued)

Face Amount	Variable Rate Demand Notes	Rating†	Value
$1,000,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University) due 7/1/2036	VMIG 1	$ 1,000,000
1,000,000	New York City, NY GOs due 8/15/2018	VMIG 1	1,000,000
200,000	New York City, NY GOs due 8/15/2018	VMIG 1	200,000
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	1,000,000
500,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1	500,000
1,500,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	1,500,000
Total Variable Rate Demand Notes (Cost $5,200,000) — 13.1%			5,200,000
Total Investments (Cost $37,786,585) — 98.8%			39,340,365
Other Assets Less Liabilities — 1.2%			458,052
Net Assets —100.0%			$39,798,417

California Quality Series

Face
Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Department of Water Resources Water System Rev. (Central Valley Project), 6.10% due 12/1/2029ø	Aaa	$3,244,410
3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	3,042,750
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,062,460
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,062,130
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023	Aaa	1,046,090
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5 1/2% due 12/1/2029*	Aaa	4,278,320
4,000,000	California State GOs, 5 3/8% due 10/1/2027	A3	4,217,200
2,420,000	California State Veterans GOs, 5.70% due 12/1/2032*	A3	2,468,690
3,000,000	California Statewide Communities Development Authority Certificates of Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023	Aaa	3,060,300
2,000,000	California Statewide Communities Development Authority Rev., (Kaiser Permanente), 5 1/2% due 11/1/2032	A3	2,053,980
3,000,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026	Aaa	3,041,940
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6 3/4% due 7/1/2012	Aaa	3,026,550
2,000,000	Los Angeles, CA Department of Water & Power (Water System Rev.), 5 1/8% due 7/1/2041	Aa3	2,027,640

(Continued on next page.)
__________
See footnotes on page 17.

14

Portfolios of Investments
September 30, 2004

California Quality Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	$3,421,260
1,000,000	Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015	Aaa	1,061,850
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5 3/8% due 9/1/2024	Aaa	4,314,160
4,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	4,086,160
1,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5 7/8% due 12/1/2027	Aa3	1,054,980
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5 1/4% due 5/15/2024	Aaa	536,685
4,250,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aaa	4,328,328
Total Municipal Bonds (Cost $51,895,846) — 96.4%			55,435,883
	Variable Rate Demand Note
1,000,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019 (Cost $1,200,000) — 2.1%	VMIG 1	1,200,000
Total Investments (Cost $53,095,846) — 98.5%			56,635,883
Other Assets Less Liabilities — 1.5%			848,908
Net Assets — 100.0%			$57,484,791

Florida Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5 1/4% due 10/1/2026*	Aaa	$2,055,200
1,000,000	Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*ø	Aaa	1,020,110
2,000,000	Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016	Aaa	2,160,060
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	Aa2	2,027,550
175,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AAA‡	177,039
535,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*	Aa2	552,564
10,000	Florida Housing Finance Agency Rev. (Single Family Mortgage), 6.55% due 7/1/2014*	Aaa	10,009
540,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	559,462
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5 3/8% due 6/1/2027*	Aaa	2,559,800
2,500,000	Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025ø	Aaa	2,600,600
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5 1/4% due 10/1/2023*	Aaa	2,106,240

(Continued on next page.)
__________
See footnotes on page 17.

15

Portfolios of Investments
September 30, 2004

Florida Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa	$ 2,311,020
2,000,000	Jacksonville, FL Electric Authority System Rev., 5 1/2% due 10/1/2041	Aa2	2,121,580
2,000,000	Jacksonville, FL Electric Authority (Water & Sewer System) Rev., 5 3/8% due 10/1/2030	Aaa	2,097,200
1,000,000	Jacksonville, FL Port Authority Airport Rev., 6 1/4% due 10/1/2024*	Aaa	1,058,120
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5 7/8% due 2/1/2036*	A1	2,067,280
1,000,000	Lee County, FL Water & Sewer Rev., 5% due 10/1/2023	Aaa	1,049,510
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5 5/8% due 10/1/2024	A2	2,043,860
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6 3/8% due 11/15/2020	A2	1,927,590
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5 1/2% due 11/15/2033	A1	2,057,940
2,000,000	Reedy Creek, FL Improvement District Utilities Rev., 5 1/8% due 10/1/2019	Aaa	2,150,579
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5 3/4% due 10/1/2029ø	Aaa	2,029,177
Total Municipal Bonds (Cost $34,168,152) — 95.4%			36,742,490
	Variable Rate Demand Note
975,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037 (Cost $975,000) — 2.5%	VMIG 1	975,000
Total Investments (Cost $35,143,152) — 98.0%			37,717,490
Other Assets Less Liabilities — 2.0%			786,333
Net Assets — 100.0%			$38,503,823

North Carolina Series
Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020	Aaa	$1,396,688
1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025	Aaa	1,339,850
1,185,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	1,263,601
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	Aa2	1,166,750
1,250,000	Charlotte, NC Water & Sewer System Rev., 5 1/4% due 6/1/2025ø	Aa1	1,411,225
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., 5 3/4% due 1/15/2021	Aa3	2,123,740
250,000	City of Winston-Salem, NC Water & Sewer System Rev., 5 1/8% due 6/1/2028ø	Aa2	281,190
215,000	Greensboro, NC Combined Enterprise System Rev., 5 1/4% due 6/1/2022	Aa3	231,411

(Continued on next page.)
__________
See footnotes on page 17.

16

Portfolios of Investments
September 30, 2004

North Carolina Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,500,000	Martin County, NC Industrial Facilities and Pollution Control Financing Authority Solid Waste Disposal Rev. (Weyerhaeuser Company Project), 6% due 11/1/2025*	Baa2	$ 1,536,555
695,000	North Carolina Eastern Municipal Power Agency Rev., 5% due 1/1/2017††	Aaa	770,526
390,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	412,480
295,000	North Carolina Housing Finance Agency Rev. (Single Family), 6 1/2% due 3/1/2018	Aa2	297,773
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,509,345
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,929,182
1,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	1,138,310
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024	Aa1	1,045,830
1,000,000	University of North Carolina at Chapel Hill Hospital Rev., 5 1/4% due 2/15/2026ø	A1	1,065,930
1,250,000	University of North Carolina at Charlotte Rev. (Student Activity Center), 5 1/2% due 6/1/2021	Aaa	1,300,787
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5 3/8% due 2/1/2017	A3	1,076,900
Total Municipal Bonds (Cost $19,694,489) — 90.3%			21,298,073
	Variable Rate Demand Notes
800,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	800,000
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	1,000,000
200,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	200,000
Total Variable Rate Demand Notes (Cost $2,000,000) — 8.5%			2,000,000
Total Investments (Cost $21,694,489) — 98.8%			23,298,073
Other Assets Less Liabilities — 1.2%			275,535
Net Assets — 100.0%			$23,573,608

__________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.

ø	Pre-refunded security.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

17

Statements of Assets and Liabilities
September 30, 2004

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Assets:
Investments, at value:*
Long-term holdings	$34,140,365	$55,435,883	$36,742,490	$21,298,073
Short-term holdings	5,200,000	1,200,000	975,000	2,000,000
Total investments	39,340,365	56,635,883	37,717,490	23,298,073
Cash	44,669	79,491	94,148	41,051
Interest receivable	526,722	927,413	790,112	286,651
Receivable for Shares of Beneficial Interest sold	10,000	13,241	16,327	33,351
Expenses prepaid to shareholder service agent	10,241	9,949	7,315	4,389
Other	2,005	2,898	1,957	1,178
Total Assets	39,934,002	57,668,875	38,627,349	23,664,693

Liabilities:
Dividends payable	39,991	70,105	44,303	21,249
Payable for Shares of Beneficial Interest repurchased	32,827	28,587	18,850	23,283
Management fee payable	13,056	23,902	11,112	9,717
Distribution and service fees payable	7,277	9,276	11,649	7,155
Accrued expenses and other	42,434	52,214	37,612	29,681
Total Liabilities	135,585	184,084	123,526	91,085
Net Assets	$39,798,417	$57,484,791	$38,503,823	$23,573,608

Composition of Net Assets:
Shares of Beneficial Interest, at par:
Class A	$5,159	$7,459	$4,058	$2,466
Class C	445	697	584	375
Class D	378	190	168	88
Additional paid-in capital	37,836,263	53,273,238	35,840,750	21,863,327
Undistributed net investment income	46,610	204,224	83,163	44,730
Undistributed net realized gain	355,782	458,946	762	59,038
Net unrealized appreciation of investments	1,553,780	3,540,037	2,574,338	1,603,584
Net Assets	$39,798,417	$57,484,791	$38,503,823	$23,573,608

(Continued on page 19.)
__________
See Notes to Financial Statements.

18

Statements of Assets and Liabilities (continued)
September 30, 2004

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Net Assets:
Class A	$34,315,185	$51,395,340	$32,469,639	$19,855,624
Class C	$2,964,398	$4,783,160	$4,683,338	$3,011,548
Class D	$2,518,834	$1,306,291	$1,350,846	$706,436
Shares of Beneficial Interest Outstanding (unlimited shares authorized; $0.001 par value):
Class A	5,158,961	7,458,700	4,057,574	2,466,365
Class C	445,233	696,639	584,094	374,556
Class D	378,221	190,247	168,472	87,855

Net Asset Value per Share:
Class A	$6.65	$6.89	$8.00	$8.05
Class C	$6.66	$6.87	$8.02	$8.04
Class D	$6.66	$6.87	$8.02	$8.04
__________
*Cost of investments	$37,786,585	$53,095,846	$35,143,152	$21,694,489
See Notes to Financial Statements.

19

Statements of Operations
For the Year Ended September 30, 2004

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Investment Income:
Interest	$2,162,748	$3,115,449	$2,019,684	$1,189,122

Expenses:
Management fees	211,975	312,202	200,638	125,428
Distribution and service fees	99,609	120,224	146,728	91,189
Shareholder account services	90,750	104,710	75,470	44,315
Auditing and legal fees	27,794	35,717	30,011	28,738
Registration	18,195	19,093	14,741	13,575
Custody and related services	12,343	17,742	13,088	8,291
Shareholder reports and communications	8,797	11,228	9,468	6,303
Trustee's fees and expenses	7,805	8,363	7,274	6,748
Miscellaneous	5,086	6,613	4,563	3,616
Total Expenses Before Management Fee Waiver	482,354	635,892	501,981	328,203
Fee Waiver (Note 4)	(42,466)	—	(60,192)	—
Total Expenses After Management Fee Waiver	439,888	635,892	441,789	328,203
Net Investment Income	1,722,860	2,479,557	1,577,895	860,919

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	307,558	617,043	2,641	109,021

Net change in unrealized appreciation of investments	97,141	(549,645)	(373,860)	(316,637)
Net Gain (Loss) on Investments	404,699	67,398	(371,219)	(207,616)

Increase in Net Assets from Operations	$2,127,559	$2,546,955	$1,206,676	$653,303

__________
See Notes to Financial Statements.

20

Statements of Changes in Net Assets

	California High-Yield Series		California Quality Series
	Year Ended September 30,		Year Ended September 30,
	2004	2003	2004	2003
Operations:
Net investment income	$1,722,860	$2,134,838	$2,479,557	$2,900,076
Net realized gain on investments	307,558	140,138	617,043	22,618
Net change in unrealized appreciation of investments	97,141	(1,238,128)	(549,645)	(1,945,933)
Increase in Net Assets from Operations	2,127,559	1,036,848	2,546,955	976,761

Distributions to Shareholders:
Net investment income:
Class A	(1,489,562)	(1,822,424)	(2,244,666)	(2,650,341)
Class C	(101,600)	(112,043)	(159,370)	(160,286)
Class D	(104,102)	(168,572)	(41,323)	(55,316)
Total	(1,695,264)	(2,103,039)	(2,445,359)	(2,865,943)
Net realized short-term gain on investments:†
Class A	—	(125,405)	—	—
Class C	—	(8,656)	—	—
Class D	—	(13,453)	—	—
Total	—	(147,514)	—	—
Net realized long-term gain on investments:
Class A	(52,401)	(88,522)	—	—
Class C	(4,748)	(6,110)	—	—
Class D	(5,012)	(9,496)	—	—
Total	(62,161)	(104,128)	—	—
Decrease in Net Assets from Distributions	(1,757,425)	(2,354,681)	(2,445,359)	(2,865,943)

(Continued on page 22.)
__________
See footnotes on page 24.

21

Statements of Changes in Net Assets (continued)

	California High-Yield Series		California Quality Series
	Year Ended September 30,		Year Ended September 30,
	2004	2003	2004	2003
Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	$617,449	$1,532,392	$857,790	$4,974,059
Investment of dividends	1,057,819	1,243,133	1,319,522	1,478,061
Exchanged from associated funds	214,110	15,772,060	392,872	1,676,737
Shares issued in payment of gain distributions	45,728	182,579	—	—
Total	1,935,106	18,730,164	2,570,184	8,128,857
Cost of shares repurchased	(7,594,446)	(6,600,451)	(13,256,279)	(16,337,268)
Exchanged into associated funds	(2,023,689)	(23,587,901)	(781,100)	(2,788,344)
Total	(9,618,135)	(30,188,352)	(14,037,379)	(19,125,612)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest:	(7,683,029)	(11,458,188)	(11,467,195)	(10,996,755)
Decrease in Net Assets	(7,312,895)	(12,776,021)	(11,365,599)	(12,885,937)

Net Assets:
Beginning of year	47,111,312	59,887,333	68,850,390	81,736,327
End of Year*	$39,798,417	$47,111,312	$57,484,791	$68,850,390

__________
* Including undistributed net investment income:	$46,610	$116,767	$204,224	$180,123
See footnotes on page 24.

22

Statements of Changes in Net Assets (continued)

	Florida Series		North Carolina Series
	Year Ended September 30,		Year Ended September 30,
	2004	2003	2004	2003
Operations:
Net investment income	$1,577,895	$1,654,688	$860,919	$995,783
Net realized gain on investments	2,641	66,794	109,021	41,191
Net change in unrealized appreciation of investments	(373,860)	(76,255)	(316,637)	(109,179)
Increase in Net Assets from Operations	1,206,676	1,645,227	653,303	927,795

Distributions to Shareholders:
Net investment income:
Class A	(1,359,437)	(1,439,063)	(741,627)	(875,583)
Class C	(155,059)	(140,805)	(83,757)	(82,387)
Class D	(47,152)	(57,918)	(21,066)	(25,624)
Total	(1,561,648)	(1,637,786)	(846,450)	(983,594)
Net realized short-term gain on investments:†
Class A	—	—	—	(21,521)
Class C	—	—	—	(2,424)
Class D	—	—	—	(803)
Total	—	—	—	(24,748)
Net realized long-term gain on investments:
Class A	(67,424)	(50,295)	(94,021)	(92,232)
Class C	(9,437)	(5,431)	(13,462)	(10,386)
Class D	(3,002)	(2,384)	(3,449)	(3,440)
Total	(79,863)	(58,110)	(110,932)	(106,058)
Decrease in Net Assets from Distributions	(1,641,511)	(1,695,896)	(957,382)	(1,114,400)

(Continued on page 24.)
__________
See footnotes on page 24.

23

Statements of Changes in Net Assets (continued)

	Florida Series		North Carolina Series
	Year Ended September 30,		Year Ended September 30,
	2004	2003	2004	2003
Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	$3,745,067	$4,358,821	$732,808	$3,745,650
Investment of dividends	838,907	759,368	558,248	588,430
Exchanged from associated funds	449,231	1,566,632	354,851	4,162,491
Shares issued in payment of gain distributions	54,728	27,939	86,785	93,143
Total	5,087,933	6,712,760	1,732,692	8,589,714
Cost of shares repurchased	(6,321,997)	(8,503,284)	(4,106,771)	(5,956,929)
Exchanged into associated funds	(211,752)	(1,030,121)	(128,064)	(5,355,336)
Total	(6,533,749)	(9,533,405)	(4,234,835)	(11,312,265)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest:	(1,445,816)	(2,820,645)	(2,502,143)	(2,722,551)
Decrease in Net Assets	(1,880,651)	(2,871,314)	(2,806,222)	(2,909,156)
Net Assets:
Beginning of year	40,384,474	43,255,788	26,379,830	29,288,986
End of Year*	$38,503,823	$40,384,474	$23,573,608	$26,379,830

__________
* Including undistributed net investment income:	$83,163	$67,995	$44,730	$43,575
† These gain distributions are ordinary income for tax purposes.
See Notes to Financial Statements.

24

Notes to Financial Statements

1.
Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.” Each Series of the Trust offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold with- out an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distri- bution and certain other class-specific expenses, and has exclusive voting rights with respect to any mat- ter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with  accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa- rizes the significant accounting policies of the Trust:

a.
Security Valuation — Traded securities are valued at the last sales price on the primary market on  which they are traded. Securities for which there is no last sales price are valued by independent pric- ing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of ter- rorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as  a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded  on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2004, the interest rates paid on these notes ranged from 1.73% to 1.80%.

25

Notes to Financial Statements

d.
Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2004, distribution and service fees were the only class-specific expenses.

e.
Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Series of the Trust.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2004, were as follows:

Series	Purchases	Sales
California High-Yield	—	$10,231,310
California Quality	$510,495	11,520,980
Florida	—	1,190,000
North Carolina	1,794,607	5,364,725

At September 30, 2004, the tax basis cost of investments for federal income tax purposes of each Series was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Series by the tax deferral of losses on wash sales of $149,160. The tax basis cost and gross unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation
California High-Yield	$37,739,975	$1,600,390	$—
California Quality	52,891,623	3,744,260	—
Florida	35,059,989	2,657,501	—
North Carolina	21,649,758	1,655,247	6,932

4.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series’ average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the year ended September 30, 2004 to limit the per annum fee of California High-Yield Series and Florida Series to 0.40% and 0.35%, respectively. For the year ended September 30, 2004, the amounts of fees waived by the Manager for California High-Yield Series and Florida Series were $42,466 and $60,192, respectively. Such waiver may be discontinued at any time. Absent such waiver, returns would have been lower.

26

Notes to Financial Statements

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Trust’s shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
California High-Yield	$762	$6,841
California Quality	2,495	21,319
Florida	4,308	36,865
North Carolina	1,893	15,554

The Trust has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust monthly pursuant to the Plan. For the year ended September 30, 2004, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated to $35,802, $55,764, $84,388, and $52,871, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 2004, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D
California High-Yield	$31,496	$32,311
California Quality	51,192	13,268
Florida	47,779	14,561
North Carolina	30,622	7,696

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the year ended September 30, 2004, such charges amounted to $1,283 for California High-Yield Series, $1,499 for California Quality Series, $2,429 for Florida Series, and $563 for North Carolina Series.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2004, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees
California High-Yield	$890	$4,286
California Quality	1,166	3,273
Florida	629	4,437
North Carolina	—	2,429

27

Notes to Financial Statements

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Trust’s trustees as follows:

Series
California High-Yield	$90,750
California Quality	104,710
Florida	75,470
North Carolina	44,315

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Trust and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Trust to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Trust’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of September 30, 2004, the Trust’s potential obligation under the Guaranties is $69,300. As of September 30, 2004, no event has occurred which would result in the Trust becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Trust under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Trust as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses, and the accumulated balances thereof at September 30, 2004, are included in accrued expenses and other liabilities as follows:

Series
California High-Yield	$10,212
California Quality	10,406
Florida	6,380
North Carolina	5,300

5.
Committed Line of Credit — The Trust is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series’ borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. For the year ended September 30, 2004, the Trust did not borrow from the credit facility.

28

Notes to Financial Statements

6.	Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

California High-Yield Series
	Year Ended September 30,
	2004		2003
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	57,113	$375,394	124,441	$818,547
Investment of dividends	138,030	910,389	157,158	1,034,298
Exchanged from associated funds	31,079	204,193	2,378,200	15,699,417
Shares issued in payment of gain distributions	5,700	37,619	23,350	152,707
Total	231,922	1,527,595	2,683,149	17,704,969
Cost of shares repurchased	(914,361)	(6,028,373)	(818,165)	(5,389,247)
Exchanged into associated funds	(46,820)	(311,799)	(3,546,399)	(23,415,548)
Total	(961,181)	(6,340,172)	(4,364,564)	(28,804,795)
Decrease	(729,259)	$(4,812,577)	(1,681,415)	$(11,099,826)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	21,506	$142,215	87,104	$579,047
Investment of dividends	11,774	77,751	12,010	79,055
Exchanged from associated funds	—	—	145	980
Shares issued in payment of gain distributions	618	4,087	1,861	12,188
Total	33,898	224,053	101,120	671,270
Cost of shares repurchased	(116,624)	(769,512)	(84,856)	(561,520)
Exchanged into associated funds	—	—	(654)	(4,386)
Total	(116,624)	(769,512)	(85,510)	(565,906)
Increase (decrease)	(82,726)	$(545,459)	15,610	$105,364
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	15,309	$99,840	20,466	$134,798
Investment of dividends	10,548	69,679	19,706	129,780
Exchanged from associated funds	1,501	9,917	10,918	71,663
Shares issued in payment of gain
distributions	609	4,022	2,700	17,684
Total	27,967	183,458	53,790	353,925
Cost of shares repurchased	(121,739)	(796,561)	(98,831)	(649,684)
Exchanged into associated funds	(260,534)	(1,711,890)	(25,719)	(167,967)
Total	(382,273)	(2,508,451)	(124,550)	(817,651)
Decrease	(354,306)	$(2,324,993)	(70,760)	$(463,726)

29

Notes to Financial Statements

California Quality Series
	Year Ended September 30,
	2004		2003
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	93,555	$637,292	454,386	$3,116,697
Investment of dividends	177,937	1,219,581	197,996	1,362,841
Exchanged from associated funds	45,639	312,589	203,496	1,398,476
Total	317,131	2,169,462	855,878	5,878,014
Cost of shares repurchased	(1,715,518)	(11,786,817)	(2,189,530)	(15,075,151)
Exchanged into associated funds	(95,168)	(650,443)	(330,355)	(2,269,490)
Total	(1,810,686)	(12,437,260)	(2,519,885)	(17,344,641)
Decrease	(1,493,555)	$(10,267,798)	(1,664,007)	$(11,466,627)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	31,768	$219,685	265,193	$1,852,962
Investment of dividends	11,588	79,158	12,819	87,959
Exchanged from associated funds	1,568	10,657	33,331	228,840
Total	44,924	309,500	311,343	2,169,761
Cost of shares repurchased	(174,920)	(1,193,942)	(118,463)	(807,896)
Exchanged into associated funds	(15,564)	(106,009)	(72,952)	(497,851)
Total	(190,484)	(1,299,951)	(191,415)	(1,305,747)
Increase (decrease)	(145,560)	$(990,451)	119,928	$864,014
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	119	$813	642	$4,400
Investment of dividends	3,044	20,783	3,975	27,261
Exchanged from associated funds	10,264	69,626	7,117	49,421
Total	13,427	91,222	11,734	81,082
Cost of shares repurchased	(40,139)	(275,520)	(66,877)	(454,221)
Exchanged into associated funds	(3,668)	(24,648)	(3,098)	(21,003)
Total	(43,807)	(300,168)	(69,975)	(475,224)
Decrease	(30,380)	$(208,946)	(58,241)	$(394,142)

30

Notes to Financial Statements

Florida Series
	Year Ended September 30,
	2004		2003
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	333,920	$2,691,430	330,311	$2,643,315
Investment of dividends	88,280	706,202	82,805	663,209
Exchanged from associated funds	51,920	417,973	91,095	728,063
Shares issued in payment of gain distributions	5,773	46,453	3,134	24,817
Total	479,893	3,862,058	507,345	4,059,404
Cost of shares repurchased	(632,824)	(5,035,550)	(896,691)	(7,170,449)
Exchanged into associated funds	(13,853)	(109,817)	(27,024)	(214,892)
Total	(646,677)	(5,145,367)	(923,715)	(7,385,341)
Decrease	(166,784)	$(1,283,309)	(416,370)	$(3,325,937)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	124,747	$1,003,580	183,875	$1,476,270
Investment of dividends	13,437	107,634	8,646	69,506
Exchanged from associated funds	249	2,000	90,205	720,768
Shares issued in payment of gain distributions	803	6,480	326	2,587
Total	139,236	1,119,694	283,052	2,269,131
Cost of shares repurchased	(131,835)	(1,064,456)	(87,747)	(708,656)
Exchanged into associated funds	(2,237)	(18,049)	(90,461)	(722,729)
Total	(134,072)	(1,082,505)	(178,208)	(1,431,385)
Increase	5,164	$37,189	104,844	$837,746
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,180	$50,057	29,901	$239,236
Investment of dividends	3,126	25,071	3,324	26,653
Exchanged from associated funds	3,625	29,258	14,714	117,801
Shares issued in payment of gain distributions	223	1,795	67	535
Total	13,154	106,181	48,006	384,225
Cost of shares repurchased	(27,734)	(221,991)	(78,115)	(624,179)
Exchanged into associated funds	(10,546)	(83,886)	(11,394)	(92,500)
Total	(38,280)	(305,877)	(89,509)	(716,679)
Decrease	(25,126)	$(199,696)	(41,503)	$(332,454)

31

Notes to Financial Statements

North Carolina Series
	Year Ended September 30,
	2004		2003
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	58,711	$469,174	366,967	$2,960,033
Investment of dividends	62,319	501,726	65,938	531,292
Exchanged from associated funds	7,759	61,543	511,231	4,106,760
Shares issued in payment of gain distributions	8,868	71,813	10,034	79,874
Total	137,657	1,104,256	954,170	7,677,959
Cost of shares repurchased	(457,198)	(3,667,662)	(628,493)	(5,067,401)
Exchanged into associated funds	(11,909)	(94,987)	(626,979)	(5,052,939)
Total	(469,107)	(3,762,649)	(1,255,472)	(10,120,340)
Decrease	(331,450)	$(2,658,393)	(301,302)	$(2,442,381)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	29,702	$239,928	87,410	$703,100
Investment of dividends	5,293	42,575	5,449	43,875
Exchanged from associated funds	36,736	293,308	3,641	29,724
Shares issued in payment of gain distributions	1,545	12,493	1,375	10,933
Total	73,276	588,304	97,875	787,632
Cost of shares repurchased	(36,221)	(291,368)	(80,597)	(651,703)
Exchanged into associated funds	(4,094)	(33,077)	(37,696)	(302,397)
Total	(40,315)	(324,445)	(118,293)	(954,100)
Increase (decrease)	32,961	$263,859	(20,418)	$(166,468)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,939	$23,706	10,332	$82,517
Investment of dividends	1,735	13,947	1,648	13,263
Exchanged from associated funds	—	—	3,251	26,007
Shares issued in payment of gain distributions	307	2,479	294	2,336
Total	4,981	40,132	15,525	124,123
Cost of shares repurchased	(18,396)	(147,741)	(29,233)	(237,825)
Decrease	(13,415)	$(107,609)	(13,708)	$(113,702)

32

Notes to Financial Statements

7.
Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman Municipal Series Trust and its Series were not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

33

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

California High-Yield Series
Class A
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$6.59	$6.74	$6.63	$6.33	$6.28
Income from Investment Operations:
Net investment income	0.28	0.28	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.06	(0.12)	0.13	0.30	0.13
Total from Investment Operations	0.34	0.16	0.42	0.60	0.45
Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.29)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.02)	—	(0.08)
Total Distributions	(0.28)	(0.31)	(0.31)	(0.30)	(0.40)
Net Asset Value, End of Year	$6.65	$6.59	$6.74	$6.63	$6.33

Total Return:	5.30%	2.48%	6.50%	9.74%	7.49%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$34,315	$38,798	$51,011	$50,239	$47,915
Ratio of expenses to average net assets	0.90%	0.88%	0.84%	0.70%	0.71%
Ratio of net investment income to average net assets	4.20%	4.24%	4.41%	4.69%	5.23%
Portfolio turnover rate	—	4.43%	11.72%	2.95%	5.20%
Without management fee waiver:*
Ratio of expenses to average net assets	1.00%	0.98%	0.94%	0.95%	0.91%
Ratio of net investment income to average net assets	4.10%	4.14%	4.31%	4.44%	5.04%

__________
See footnotes on page 45.

34

Financial Highlights

California High-Yield Series
Class C
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$6.60	$6.75	$6.64	$6.34	$6.29
Income from Investment Operations:
Net investment income	0.22	0.22	0.23	0.25	0.27
Net realized and unrealized gain (loss)on investments	0.06	(0.12)	0.13	0.30	0.13
Total from Investment Operations	0.28	0.10	0.36	0.55	0.40
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.23)	(0.25)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.02)	—	(0.08)
Total Distributions	(0.22)	(0.25)	(0.25)	(0.25)	(0.35)
Net Asset Value, End of Year	$6.66	$6.60	$6.75	$6.64	$6.34

Total Return:	4.35%	1.56%	5.57%	8.74%	6.53%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,964	$3,482	$3,457	$3,293	$1,546
Ratio of expenses to average net assets	1.80%	1.78%	1.74%	1.60%	1.61%
Ratio of net investment income to average net assets	3.30%	3.34%	3.51%	3.79%	4.33%
Portfolio turnover rate	—	4.43%	11.72%	2.95%	5.20%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%	1.88%	1.84%	1.85%	1.81%
Ratio of net investment income to average net assets	3.20%	3.24%	3.41%	3.54%	4.13%

__________
See footnotes on page 45.

35

Financial Highlights

California High-Yield Series
Class D
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$6.60	$6.75	$6.64	$6.34	$6.29
Income from Investment Operations:
Net investment income	0.22	0.22	0.23	0.25	0.27
Net realized and unrealized gain (loss)on investments	0.06	(0.12)	0.13	0.30	0.13
Total from Investment Operations	0.28	0.10	0.36	0.55	0.40
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.23)	(0.25)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.02)	—	(0.08)
Total Distributions	(0.22)	(0.25)	(0.25)	(0.25)	(0.35)
Net Asset Value, End of Year	$6.66	$6.60	$6.75	$6.64	$6.34

Total Return:	4.35%	1.56%	5.57%	8.74%	6.53%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,519	$4,832	$5,419	$5,938	$5,880
Ratio of expenses to average net assets	1.80%	1.78%	1.74%	1.60%	1.61%
Ratio of net investment income to average net assets	3.30%	3.34%	3.51%	3.79%	4.33%
Portfolio turnover rate	—	4.43%	11.72%	2.95%	5.20%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%	1.88%	1.84%	1.85%	1.81%
Ratio of net investment income to average net assets	3.20%	3.24%	3.41%	3.54%	4.13%

__________
See footnotes on page 45.

36

Financial Highlights

California Quality Series
Class A
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$6.88	$7.04	$6.90	$6.53	$6.42
Income from Investment Operations:
Net investment income	0.28	0.27	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investments	—	(0.16)	0.20	0.39	0.18
Total from Investment Operations	0.28	0.11	0.49	0.69	0.48
Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.29)	(0.30)	(0.30)
Distributions from net realized capital gain	—	—	(0.06)	(0.02)	(0.07)
Total Distributions	(0.27)	(0.27)	(0.35)	(0.32)	(0.37)
Net Asset Value, End of Year	$6.89	$6.88	$7.04	$6.90	$6.53

Total Return:	4.23%	1.63%	7.29%	10.72%	7.95%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$51,395	$61,566	$74,713	$74,585	$70,905
Ratio of expenses to average net assets	0.93%	0.93%	0.87%	0.87%	0.87%
Ratio of net investment income to average net assets	4.06%	3.96%	4.23%	4.42%	4.83%
Portfolio turnover rate	.0.86%	1.43%	6.40%	19.83%	1.33%

__________
See footnotes on page 45.

37

Financial Highlights

California Quality Series
Class C
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$6.85	$7.01	$6.88	$6.51	$6.40
Income from Investment Operations:
Net investment income	0.22	0.21	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.01	(0.16)	0.18	0.39	0.18
Total from Investment Operations	0.23	0.05	0.41	0.63	0.43
Less Distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.22)	(0.24)	(0.25)
Distributions from net realized capital gain	—	—	(0.06)	(0.02)	(0.07)
Total Distributions	(0.21)	(0.21)	(0.28)	(0.26)	(0.32)
Net Asset Value, End of Year	$6.87	$6.85	$7.01	$6.88	$6.51

Total Return:	3.46%	0.72%	6.20%	9.81%	7.00%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,783	$5,772	$5,067	$1,952	$204
Ratio of expenses to average net assets	1.83%	1.83%	1.77%	1.77%	1.77%
Ratio of net investment income to average net assets	3.16%	3.06%	3.33%	3.52%	3.93%
Portfolio turnover rate	0.86%	1.43%	6.40%	19.83%	1.33%

__________
See footnotes on page 45.

38

Financial Highlights

California Quality Series
Class D
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$6.85	$7.01	$6.88	$6.51	$6.40
Income from Investment Operations:
Net investment income	0.22	0.21	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.01	(0.16)	0.18	0.39	0.18
Total from Investment Operations	0.23	0.05	0.41	0.63	0.43
Less Distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.22)	(0.24)	(0.25)
Distributions from net realized capital gain	—	—	(0.06)	(0.02)	(0.07)
Total Distributions	(0.21)	(0.21)	(0.28)	(0.26)	(0.32)
Net Asset Value, End of Year	$6.87	$6.85	$7.01	$6.88	$6.51

Total Return:	3.46%	0.72%	6.20%	9.81%	7.00%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,306	$1,512	$1,956	$3,344	$3,666
Ratio of expenses to average net assets	1.83%	1.83%	1.77%	1.77%	1.77%
Ratio of net investment income to average net assets	3.16%	3.06%	3.33%	3.52%	3.93%
Portfolio turnover rate	0.86%	1.43%	6.40%	19.83%	1.33%

__________
See footnotes on page 45.

39

Financial Highlights

Florida Series
Class A
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$8.08	$8.08	$7.88	$7.48	$7.41
Income from Investment Operations:
Net investment income	0.32	0.32	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.06)	0.01	0.20	0.43	0.11
Total from Investment Operations	0.26	0.33	0.54	0.79	0.48
Less Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.34)	(0.36)	(0.37)
Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.03)	(0.04)
Total Distributions	(0.34)	(0.33)	(0.34)	(0.39)	(0.41)
Net Asset Value, End of Year	$8.00	$8.08	$8.08	$7.88	$7.48

Total Return:	3.26%	4.16%	7.08%	10.78%	6.78%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$32,470	$34,131	$37,513	$36,695	$34,949
Ratio of expenses to average net assets	0.99%	1.00%	0.94%	0.70%	0.72%
Ratio of net investment income to average net assets	4.05%	3.98%	4.37%	4.70%	5.08%
Portfolio turnover rate	—	12.51%	10.19%	9.57%	12.68%
Without management fee waiver:*
Ratio of expenses to average net assets	1.14%	1.15%	1.09%	1.08%	1.09%
Ratio of net investment income
to average net assets	3.90%	3.83%	4.22%	4.32%	4.71%

__________
See footnotes on page 45.

40

Financial Highlights

Florida Series
Class C
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$8.09	$8.10	$7.90	$7.50	$7.43
Income from Investment Operations:
Net investment income	0.26	0.26	0.29	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.05)	—	0.19	0.43	0.11
Total from Investment Operations	0.21	0.26	0.48	0.74	0.43
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.28)	(0.31)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.03)	(0.04)
Total Distributions	(0.28)	(0.27)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Year	$8.02	$8.09	$8.10	$7.90	$7.50

Total Return:	2.61%	3.24%	6.26%	9.97%	5.98%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,683	$4,686	$3,839	$2,274	$699
Ratio of expenses to average net assets	1.74%	1.75%	1.69%	1.45%	1.47%
Ratio of net investment income to
average net assets	3.30%	3.23%	3.62%	3.95%	4.33%
Portfolio turnover rate	—	12.51%	10.19%	9.57%	12.68%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.84%	1.83%	1.84%
Ratio of net investment income
to average net assets	3.15%	3.08%	3.47%	3.57%	3.96%

__________
See footnotes on page 45.

41

Financial Highlights

Florida Series
Class D
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$8.10	$8.10	$7.90	$7.50	$7.43
Income from Investment Operations:
Net investment income	0.26	0.26	0.29	0.31	0.32
Net realized and unrealized gain (loss)on investments	(0.06)	0.01	0.19	0.43	0.11
Total from Investment Operations	0.20	0.27	0.48	0.74	0.43
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.28)	(0.31)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.03)	(0.04)
Total Distributions	(0.28)	(0.27)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Year	$8.02	$8.10	$8.10	$7.90	$7.50

Total Return:	2.48%	3.37%	6.26%	9.97%	5.98%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,351	$1,567	$1,904	$1,811	$1,463
Ratio of expenses to average net assets	1.74%	1.75%	1.69%	1.45%	1.47%
Ratio of net investment
income to average net assets	3.30%	3.23%	3.62%	3.95%	4.33%
Portfolio turnover rate	—	12.51%	10.19%	9.57%	12.68%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.84%	1.83%	1.84%
Ratio of net investment income
to average net assets	3.15%	3.08%	3.47%	3.57%	3.96%

__________
See footnotes on page 45.

42

Financial Highlights

North Carolina Series
Class A
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$8.14	$8.19	$7.89	$7.54	$7.59
Income from Investment Operations:
Net investment income	0.29	0.29	0.32	0.33	0.34
Net realized and unrealized gain (loss) on investments	(0.07)	(0.01)	0.31	0.37	0.05
Total from Investment Operations	0.22	0.28	0.63	0.70	0.39
Less Distributions:
Dividends from net investment income	(0.28)	(0.29)	(0.32)	(0.33)	(0.34)
Distributions from net realized capital gain	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)
Total Distributions	(0.31)	(0.33)	(0.33)	(0.35)	(0.44)
Net Asset Value, End of Year	$8.05	$8.14	$8.19	$7.89	$7.54

Total Return:	2.82%	3.51%	8.21%	9.52%	5.36%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$19,856	$22,778	$25,386	$25,737	$24,987
Ratio of expenses to average net assets	1.19%	1.19%	1.11%	1.13%	1.13%
Ratio of net investment
income to average net assets	3.55%	3.65%	4.11%	4.29%	4.63%
Portfolio turnover rate	7.93%	10.00%	7.96%	5.61%	11.96%

__________
See footnotes on page 45.

43

Financial Highlights

North Carolina Series
Class C
	Year Ended September 30,
	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Year	$8.13	$8.18	$7.88	$7.54	$7.59
Income from Investment Operations:
Net investment income	0.22	0.23	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	0.30	0.36	0.05
Total from Investment Operations	0.16	0.22	0.57	0.63	0.34
Less Distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.26)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)
Total Distributions	(0.25)	(0.27)	(0.27)	(0.29)	(0.39)
Net Asset Value, End of Year	$8.04	$8.13	$8.18	$7.88	$7.54

Total Return:	2.06%	2.74%	7.41%	8.59%	4.58%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,012	$2,778	$2,962	$2,049	$544
Ratio of expenses to average net assets	1.94%	1.94%	1.86%	1.88%	1.88%
Ratio of net investment income to average net assets	2.80%	2.90%	3.36%	3.54%	3.88%
Portfolio turnover rate	7.93%	10.00%	7.96%	5.61%	11.96%

__________
See footnotes on page 45.

44

Financial Highlights

North Carolina Series
Class D
	Year Ended September 30,
	2004	2003	2002ø	2001	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.13	$8.18	$7.88	$7.54	$7.59
Income from Investment Operations:
Net investment income	0.22	0.23	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	0.30	0.36	0.05
Total from Investment Operations	0.16	0.22	0.57	0.63	0.34
Less Distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.26)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)
Total Distributions	(0.25)	(0.27)	(0.27)	(0.29)	(0.39)
Net Asset Value, End of Year	$8.04	$8.13	$8.18	$7.88	$7.54

Total Return:	2.06%	2.74%	7.41%	8.59%	4.58%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$706	$824	$941	$1,514	$1,250
Ratio of expenses to average net assets	1.94%	1.94%	1.86%	1.88%	1.88%
Ratio of net investment income to average net assets	2.80%	2.90%	3.36%	3.54%	3.88%
Portfolio turnover rate	7.93%	10.00%	7.96%	5.61%	11.96%

__________
*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Series and Florida Series (Note 4).
ø
As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on portfolio securities for financial reporting purposes. The effects of this change, for the year ended September 30, 2002, was to increase net investment income and decrease net realized and unrealized gain on investments per share by less than $0.01 for each share class of each Series and to increase the ratio of net investment income to average net assets of each share class of the California High-Yield and Florida Series by 0.04% and each share class of the California Quality and North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001 have not been restated.

See Notes to Financial Statements.

45

Report of Independent Registered
Public Accounting Firm

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Series Trust (the “Trust” comprising, respectively, the California High-Yield, California Quality, Florida, and North Carolina Series) as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Trust’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Series Trust as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 19, 2004

46

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Independent Trustees
Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert B. Catell (67)[2,3] • Trustee: 2003 to Date • Oversees 60 Portfolios in Fund Complex
Chairman, Chief Executive Officer and Director, KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Directors or Trustee, Alberta Northeast Gas, Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas exploration, development and production companies), Edison Electric Institute, New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and the Long Island Association (business and civic organizations).

John R. Galvin (75)[1,3] • Trustee: 1995 to Date • Oversees 61 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.

Alice S. Ilchman (69)[2,3] • Trustee: 1991 to Date • Oversees 61 Portfolios in Fund Complex
President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowship (summer internships for college students); Trustee, Save the Children (non-profit child-assistance organi- zation) and the Committee for Economic Development; Governor, Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and Director, New York Telephone Company.

Frank A. McPherson (71)[2,3] • Trustee: 1995 to Date • Oversees 61 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (integrated international oil corporation), Integris Health (owner of various hospitals), BOK Financial (bank holding compa- ny), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer prod- ucts) and the Federal Reserve System’s Kansas City Reserve Bank.

__________
See footnotes on page 50.

47

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Independent Trustees
Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
John E. Merow (74)[1,3] • Trustee: 1984 to Date • Oversees 61 Portfolios in Fund Complex
Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Commonwealth Industries, Inc. (manufacturer of aluminum sheet products); Director Emeritus, Municipal Art Society of New York; Executive Committee Member and Secretary, the U.S. Council for International Business; Trustee and Vice Chairman, New York- Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian Hospital; Member of the American Law Institute and Council on Foreign Relations.

Betsy S. Michel (62)[1,3] • Trustee: 1984 to Date • Oversees 61 Portfolios in Fund Complex
Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation) and World Learning, Inc. (international education- al training). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI).

Leroy C. Richie (63)[1,3] • Trustee: 2000 to Date • Oversees 60 Portfolios in Fund Complex
Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment com- panies of the Seligman Group of Funds (except Seligman Cash Management Fund, Inc.)†; Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.; Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (72)[2,3] • Trustee: 1984 to Date • Oversees 61 Portfolios in Fund Complex	Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the investment companies of the Seligman Group of Funds†. Formerly, Director, USLIFE Corporation (life insurance).
James N. Whitson (69)[1,3] • Trustee: 1993 to Date • Oversees 61 Portfolios in Fund Complex
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television network).

__________
See footnotes on page 50.

48

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Interested Trustees and Principal Officers
Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris (66)* • Trustee and Chairman of the Board:1988 to Date • Oversees 61 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic prop- pants for oil and gas industry); Director, Seligman Data Corp.; President and Chief Executive Officer, The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino (52)* • Trustee: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 61 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive Officer, President and Director or Trustee of each of the invest- ment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; Director, ICI Mutual Insurance Company.

Thomas G. Moles (62) • Vice President and Portfolio Manager: 1988 to Date
Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Eileen A. Comerford (46) • Vice President and Co-Portfolio Manager: 2003 to Date
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Eleanor T. M. Hoagland (53) • Vice President and Chief Compliance Officer: July 2004 to Date
Senior Vice President, Risk Manager, J. & W. Seligman & Co. Incorporated; Chief Compliance Officer and Vice President of each of the investment companies of the Seligman Group of Funds†. Formerly, Managing Director, Partner, and Chief Portfolio Strategist, AMT Capital Management from 1994 to 2000.

__________
See footnotes on page 50.

49

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Interested Trustees and Principal Officers
Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Thomas G. Rose (46) • Vice President: 2000 to Date
Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, and of Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

Lawrence P. Vogel (48) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; Treasurer, Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman International, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc. and Treasurer, Seligman International, Inc. and Seligman Henderson Co.

Frank J. Nasta (39) • Secretary: 1994 to Date
Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment compa- nies of the Seligman Group of Funds†, and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and Regulation, J. & W. Seligman & Co. Incorporated, and Corporate Secretary, Seligman Henderson Co.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund trustees and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

__________
ø
The address for each of the Trustees and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Trustee serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Trustees.

†	The Seligman Group of Funds consists of 23 registered investment companies.
*
Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Trustee Nominating Committee
3 Board Operations Committee

50

[This Page Left Blank Intentionally]

[This Page Left Blank Intentionally]

[This Page Left Blank Intentionally]

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

For More Information

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of each Series of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEB2 9/04

ITEM 2	CODE OF ETHICS.

As of September 30, 2004, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2004	2003
Audit Fees	$75,556	$71,816
Audit-Related Fees	-	-
Tax Fees	8,800	8,400
All Other Fees	-	4,501

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for services related to documentation of certain internal control procedures for the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2004	2003
Audit-Related Fees	$114,980	$154,350
Tax Fees	7,800	7,500
All Other Fees	43,000	-

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent; (ii) review of certain internal controls of such shareholder service agent’s sub-agent; (iii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor; and (iv) actuarial services provided prior to May 6, 2003 to the registrant’s investment adviser and shareholder service agent (such services were no longer permitted to be performed for the shareholder service agent after May 5, 2003). Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent. Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

(e)(1)	The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.
The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2)	No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $174,580 and $174,751, respectively.

(h)	All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
.	Not applicable

ITEM 10.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

FORM N-CSR

ITEM 11.	EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 3, 2004

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	December 3, 2004

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX:

Item 11(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

Item 11(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Item 11(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.